Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Expenses [Abstract]
Accounts Payable And Accrued Expenses

11. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of December 31, 2012 and 2011, were as follows (dollars in thousands):

	As of December 31,
	2012	2011
Trade accounts payable	$35,380	$36,710
Accrued taxes, other than income taxes	5,847	5,568
Accrued payroll and fringe benefits	40,036	40,412
Accrued interest payable	3,030	1,957
Accrual for consumer loan payments rejected for non-sufficient funds	10,134	10,224
Liability for losses on third-party lender-owned consumer loans	3,498	3,062
Ohio Reimbursements(a)	13,400	-
Other accrued liabilities	15,339	15,180
Total	$126,664	$113,113

See Note 15 for further discussion of the Ohio Reimbursements (as defined in Note 15).

(a)